FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2024
FINANCIAL INVESTMENTS
FINANCIAL INVESTMENTS
4.a. Accounting policy
They are financial assets, measured at amortized cost, subject to a significant risk of change in value, not classified as cash and cash equivalents.
4.b. Breakdown

	12.31.2024	12.31.2023
Guarantee for legal proceedings(1)	42,619	36,169
Investment fund – FDIC	—	1,148
Total	42,619	37,317

Current	—	1,148
Non-current	42,619	36,169

(1)Refer to financial investments held as guarantees for lawsuits (Notes 20 and 34.b).